Earnings per share - Schedule of result attributable to ordinary shares (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Earnings per share [abstract]
Result for the period (in USD)	$ 733,213,807	$ 51,766,350
Weighted average number of ordinary shares (in shares)	290,169,769	194,216,835	290,169,769
Basic earnings per share (in dollars per share)	$ 2.53	$ 0.27